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QUARTERLY REPORT | MARCH 31, 2026

SMI 3FOURTEEN FULL-CYCLE TREND ETF

Schedule of InvestmentsMarch 31, 2026 (unaudited)

		Shares	Value
100.25%	COMMON STOCKS

4.98%	COMMUNICATION SERVICES
	Alphabet, Inc. Class A	36,743	$10,565,817

4.98%	CONSUMER DISCRETIONARY
	Lowe’s Companies, Inc.	44,687	10,558,644

5.02%	CONSUMER STAPLES
	Monster Beverage Corp.(A)	147,183	10,664,880

25.03%	HEALTH CARE
	Cardinal Health, Inc.	50,281	10,624,878
	Eli Lilly & Co.	11,510	10,586,553
	HCA Healthcare, Inc.	22,578	10,684,813
	Idexx Laboratories, Inc.(A)	18,813	10,570,837
	McKesson Corp.	12,305	10,648,255
			53,115,336

25.04%	INDUSTRIALS
	Allegion US Holding Co. ADR	73,092	10,619,537
	Leidos Holdings, Inc.	68,045	10,582,358
	Nordson Corp.	40,042	10,653,574
	Parker-Hannifin Corp.	11,933	10,682,899
	Rollins, Inc.	198,308	10,591,630
			53,129,998

35.20%	INFORMATION TECHNOLOGY
	Amphenol Corp. Class A	84,586	10,687,441
	Applied Materials, Inc.	31,314	10,702,812
	Arista Networks, Inc.(A)	86,354	10,602,544
	KLA Corp.	7,255	10,682,335
	Lam Research Corp.	50,016	10,686,419
	Monolithic Power Systems, Inc.	9,767	10,678,749
	Nvidia Corp.	61,037	10,644,853
			74,685,153

QUARTERLY REPORT | MARCH 31, 2026

SMI 3FOURTEEN FULL-CYCLE TREND ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

		Shares	Value
100.25%	TOTAL COMMON STOCKS
	(Cost: $221,936,033)		$212,719,828

100.25%	TOTAL INVESTMENTS
	(Cost: $221,936,033)		212,719,828
(0.25%)	Liabilities in excess of other assets		(539,230)
100.00%	NET ASSETS		$212,180,598

(A)Non-income producing

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

QUARTERLY REPORT | MARCH 31, 2026

SMI 3FOURTEEN FULL-CYCLE TREND ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs
Assets
Common Stocks	$212,719,828	$—	$—	$212,719,828
	$212,719,828	$—	$—	$212,719,828

The cost of investments for Federal income tax purposes has been estimated a/o March 31, 2026 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $221,936,033, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,774,828
Gross unrealized depreciation	(11,991,033)
Net unrealized appreciation	$(9,216,205)